                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3003
                                   ------------


                    RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    6/30
                         --------------

    Semiannual Report

                                                       RIVERSOURCE [LOGO] (SM)
                                                             INVESTMENTS


    RIVERSOURCE (SM)
    TAX-EXEMPT MONEY MARKET FUND

------------------------------------------------------------------------------

    SEMIANNUAL REPORT FOR THE
    PERIOD ENDED JUNE 30, 2006

 >  RIVERSOURCE TAX-EXEMPT MONEY
    MARKET FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH AS HIGH A LEVEL OF
    CURRENT INCOME EXEMPT FROM FEDERAL
    INCOME TAX AS IS CONSISTENT WITH
    LIQUIDITY AND STABILITY OF PRINCIPAL.

------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Snapshot ...............................................................2

Performance Summary .........................................................3

Questions & Answers with Portfolio Management ...............................4

Investments in Securities ...................................................6

Financial Statements .......................................................10

Notes to Financial Statements ..............................................13

Fund Expenses Example ......................................................18

Approval of Investment Management Services Agreement .......................19

Proxy Voting ...............................................................19

Results of Meeting of Shareholders .........................................20


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RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 1
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

FUND SNAPSHOT

              AT JUNE 30, 2006

------------------------------------------------------------------------------
FUND OBJECTIVE                                                              <
------------------------------------------------------------------------------

For investors seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Inception date                                   8/5/80

Ticker symbol                                     ITFXX

Total net assets                         $112.1 million

Number of holdings                                   45

Weighted average maturity(1)                  19.3 days

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

------------------------------------------------------------------------------
STYLE MATRIX                                                                <
------------------------------------------------------------------------------

-----------------------------
      DURATION

SHORT    INT.    LONG
-----------------------------
 X                     HIGH
-----------------------------
                       MEDIUM  QUALITY
-----------------------------
                       LOW
-----------------------------

Shading within the style matrix indicates areas in which the Fund generally invests.

------------------------------------------------------------------------------
TOP FIVE STATES                                                             <
------------------------------------------------------------------------------

Percentage of portfolio assets
------------------------------------------------------------------------------
Texas                                                                    19.5%
------------------------------------------------------------------------------
Minnesota                                                                14.7
------------------------------------------------------------------------------
Illinois                                                                  9.9
------------------------------------------------------------------------------
Utah                                                                      5.8
------------------------------------------------------------------------------
District of Columbia                                                      5.2
------------------------------------------------------------------------------

------------------------------------------------------------------------------
SECTOR COMPOSITION                                                          <
------------------------------------------------------------------------------

Percentage of portfolio assets
------------------------------------------------------------------------------
Municipal Notes                                                           100%
------------------------------------------------------------------------------

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.*

Income from tax-exempt funds may be subject to state and local taxes. Federal income tax rules will apply to any capital gains distribution.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


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2 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
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

PERFORMANCE SUMMARY

                            PERFORMANCE COMPARISON
                 For the six-month period ended June 30, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource Tax-Exempt Money Market Fund                                +1.29%

Past performance is no guarantee of future results.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                <
------------------------------------------------------------------------------

(INCEPTION DATES)                                                     (8/5/80)

AT JUNE 30, 2006
------------------------------------------------------------------------------
6 months*                                                              +1.29%
------------------------------------------------------------------------------
1 year                                                                 +2.27%
------------------------------------------------------------------------------
3 years                                                                +1.21%
------------------------------------------------------------------------------
5 years                                                                +1.12%
------------------------------------------------------------------------------
10 years                                                               +2.08%
------------------------------------------------------------------------------
Since inception                                                        +3.47%
------------------------------------------------------------------------------

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

*     Not annualized.


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RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 3
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

                           WITH PORTFOLIO MANAGEMENT

Below, Dan Tronstad, the portfolio manager for RiverSource Tax-Exempt Money Market Fund, discusses the Fund's results and positioning for the six months ended June 30, 2006.

Q: How did RiverSource Tax-Exempt Money Market Fund perform for the first half of the fiscal year?

A: RiverSource Tax-Exempt Money Market Fund gained 1.29% for the six months ended June 30, 2006. The annualized simple yield was 3.23% and the annualized compound yield was 3.29% for the seven-day period ended June 30, 2006. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

Q: What factors most significantly affected the Fund's performance during the semiannual period?

A: An increase in short-term rates had the greatest effect on the Fund's semiannual results. The Federal Reserve Board (the Fed) raised interest rates by 0.25% four additional times during the six months, bringing the targeted federal funds rate to 5.25% by the end of June 2006. Uncertainty surrounding the macroeconomic aftermath of the Gulf Coast hurricanes was put to rest, as U.S. economic activity generally remained solid early in the first quarter of 2006, despite higher energy and interest costs.

      Within the tax-exempt money market, supply and demand were major factors. Note issuance remained confined to the "usual" issuers during the period, due to strong revenue and tax flows resulting from the strength of the economy. Issuance of instruments with a variable interest rate called "floaters," remained strong, as issuers took advantage of a relatively steep tax-exempt yield curve, as compared to the nearly flat U.S. Treasury yield curve. Demand for floaters also remained strong, as investors sought the ability to capture the expected increases in short-term yields. Credit ratings within the tax-exempt money market remained strong, with the fiscal standing of most issuers continuing to improve as the economy grew at a relatively stable rate. Understandably, the exception to this strong credit rating scenario was certain issuers in the hurricane-affected areas of Louisiana and Mississippi.

Q:    What changes did you make to the Fund during the period?

A: We managed the Fund defensively through the first quarter, keeping its weighted average maturity relatively short given continued interest rate hikes by the Fed. Early in the second quarter, we began lengthening the Fund's weighted average maturity in


------------------------------------------------------------------------------
4 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

QUESTIONS & ANSWERS

> REMAINING INVESTED IN FLOATING SECURITIES ENABLED THE FUND TO CAPTURE HIGHER RATES THROUGH THE FREQUENT RESETS OF THESE SECURITIES' YIELDS.

      anticipation of the Fed nearing an end to its current tightening cycle. The Fund's average maturity stood at 19.3 days on June 30, 2006, compared to 11 days at the start of the semiannual period. In implementing this strategy, we decreased the Fund's exposure to daily floating securities and increased its allocation to longer-dated tax-exempt commercial paper and other short-term, fixed-rate municipal securities. At the same time, the majority of the Fund's assets remained invested in floating securities, both with weekly and daily terms, as the Fed was, in fact, still increasing short-term rates at each of its meetings. Remaining invested in floating securities enabled the Fund to capture higher rates through the frequent resets of these securities' yields. Also, daily and weekly floating securities continued to offer more attractive yields than notes or longer-dated tax-exempt commercial paper.

Q:    How do you intend to position the Fund over the coming months?

A: As mentioned, we believe the Fed is nearing an end to its current tightening cycle. Thus, we intend to increase the Fund's allocation to fixed-rate tax-exempt securities over the coming months, seeking to lock in higher rates. As we add fixed-rate tax-exempt securities to the portfolio, we expect the Fund's weighted average maturity to lengthen somewhat further.

      We will continue to closely monitor economic data, Fed policy and any shifts in the tax-exempt money market yield curve, striving to strategically adjust our portfolio positioning accordingly. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields. Our objective remains seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.


------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 5
------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Tax-Exempt Money Market Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

------------------------------------------------------------------------------
MUNICIPAL NOTES (99.2%)
------------------------------------------------------------------------------
ISSUE(b,c,d)                         EFFECTIVE      AMOUNT            VALUE(a)
                                       YIELD      PAYABLE AT
                                                   MATURITY
DISTRICT OF COLUMBIA (5.2%)
District of Columbia
  General Obligation Unlimited Notes
  T.R.A.N. Series 2005
    09-29-06                            3.47%    $  5,000,000     $  5,005,573
District of Columbia
  Revenue Bonds
  American Psychological Association
  V.R.D.N. Series 2003 (Bank of America)
    03-01-28                            4.05          800,000(e)       800,000
                                                                  ------------
Total                                                                5,805,573
------------------------------------------------------------------------------

FLORIDA (2.7%)
Jacksonville Health Facilities Authority
  C.P.
    08-10-06                            3.61        3,000,000        3,000,000
------------------------------------------------------------------------------

GEORGIA (4.2%)
City of Atlanta
  Revenue Bonds
  V.R.D.N. Series 2002C
  (Dexia Credit Local) FSA
    11-01-41                            3.99          700,000(e)       700,000
DeKalb County Hospital Authority
  Revenue Bonds
  DeKalb Medical Center Project
  V.R.D.N. Series 2003B
  (Wachovia Bank) FSA
    09-01-31                            3.98        4,000,000(e)     4,000,000
                                                                  ------------
Total                                                                4,700,000
------------------------------------------------------------------------------

ILLINOIS (9.8%)
City of Chicago
  Unlimited General Obligation Bonds
  Neighborhoods Alive
  V.R.D.N. Series 2002-21B
  (Lloyds TSB Group) MBIA
    01-01-37                            3.98        2,000,000(e)     2,000,000

------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
------------------------------------------------------------------------------
ISSUE(b,c,d)                         EFFECTIVE      AMOUNT            VALUE(a)
                                       YIELD      PAYABLE AT
                                                   MATURITY
ILLINOIS (CONT.)
County of Cook
  Unlimited General Obiligation Bonds
  Capital Improvement
  V.R.D.N. Series 2002B
  (Landesbank Hessen-Thuringen Girozentrale)
    11-01-31                            3.98%    $  4,000,000(e)  $  4,000,000
Illinois International District
  Refunding Revenue Bonds
  V.R.D.N. Series 2003 (LaSalle Bank)
    01-01-23                            3.99        1,000,000(e)     1,000,000
State of Illinois
  Unlimited General Obligation Bonds
  V.R.D.N Series 2003B (Depfa Bank)
    10-01-33                            4.01        4,000,000(e)     4,000,000
                                                                  ------------
Total                                                               11,000,000
------------------------------------------------------------------------------

INDIANA (4.1%)
Hammond
  Refunding Revenue Bonds
  Amoco Oil Company Project
  V.R.D.N. Series 1994
    02-01-22                            3.99          300,000(e)       300,000
Indiana University
  Revenue Bonds
  V.R.D.N. Series 2000
    11-15-20                            3.97        4,300,000(e)     4,300,000
                                                                  ------------
Total                                                                4,600,000
------------------------------------------------------------------------------

KENTUCKY (5.1%)
Newport
  Revenue Bonds
  V.R.D.N Series 2002 (US Bank)
    04-01-32                            3.99        4,500,000(e)     4,500,000
Williamsburg
  Refunding & Improvements Revenue Bonds
  Cumberland Project
  V.R.D.N. Series 2002 (Fifth Third Bank)
    09-01-32                            3.97        1,225,000(e)     1,225,000
                                                                  ------------
Total                                                                5,725,000
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
6 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
------------------------------------------------------------------------------
ISSUE(b,c,d)                         EFFECTIVE      AMOUNT            VALUE(a)
                                       YIELD      PAYABLE AT
                                                   MATURITY
MARYLAND (1.3%)
Maryland Health & Higher Education
  C.P.
    08-01-06                            3.58%    $  1,500,000     $  1,500,000
------------------------------------------------------------------------------

MICHIGAN (3.6%)
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B (Dexia Credit Local) FSA
    07-01-33                            3.99        1,200,000(e)     1,200,000
University of Michigan
  Refunding Revenue Bonds
  University of Michigan Hospitals
  V.R.D.N. Series 1992A
    12-01-19                            3.95        2,800,000(e)     2,800,000
                                                                  ------------
Total                                                                4,000,000
------------------------------------------------------------------------------

MINNESOTA (14.6%)
Arden Hills
  Revenue Bonds
  Presbyterian Homes
  V.R.D.N. Series 1999B (US Bank)
    09-01-29                            4.09          400,000(e)       400,000
City of Minneapolis
  Revenue Bonds
  Guthrie Theater Project
  V.R.D.N. Series 2003A (Wells Fargo Bank)
    10-01-23                            3.97        4,000,000(e)     4,000,000
Rochester Health Care Facilities
  C.P.
    07-03-06                            3.57        4,000,000        4,000,000
Southern Minnesota Municipal Power
  C.P.
    07-12-06                            3.31          900,000          900,000
    07-18-06                            3.28        4,100,000        4,100,000
University of Minnesota
  Revenue Bonds
  V.R.D.N. Series 1999A
  (Landesbank Hessen-Thuringen Girozentrale)
    01-01-34                            3.95        2,980,000(e)     2,980,000
                                                                  ------------
Total                                                               16,380,000
------------------------------------------------------------------------------

------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
------------------------------------------------------------------------------
ISSUE(b,c,d)                         EFFECTIVE      AMOUNT            VALUE(a)
                                       YIELD      PAYABLE AT
                                                   MATURITY
MISSISSIPPI (1.6%)
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1992
    12-01-16                            3.98%    $    800,000(e)  $    800,000
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1993
    06-01-23                            4.04          950,000(e)       950,000
                                                                  ------------
Total                                                                1,750,000
------------------------------------------------------------------------------

MISSOURI (2.1%)
Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  Washington University
  V.R.D.N. Series 1996A (Morgan Guaranty Trust)
    09-01-30                            4.02        2,300,000(e)     2,300,000
------------------------------------------------------------------------------

NEBRASKA (3.2%)
Nebraska Public Power District
  C.P.
    07-12-06                            3.31        3,600,000        3,600,000
------------------------------------------------------------------------------

NEVADA (2.7%)
Las Vegas Valley Water District
  C.P.
    08-10-06                            3.32        3,000,000        3,000,000
------------------------------------------------------------------------------

NEW MEXICO (1.2%)
Farmington
  Refunding Revenue Bonds
  Arizona Public Service Company
  V.R.D.N. Series 1994B (Barclays Bank)
    09-01-24                            3.99        1,400,000(e)     1,400,000
------------------------------------------------------------------------------

PUERTO RICO (2.2%)
Commonwealth of Puerto Rico
  T.R.A.N. Series 2005
    07-28-06                            3.52        2,500,000(f)     2,501,754
------------------------------------------------------------------------------

SOUTH CAROLINA (1.4%)
South Carolina Public Service Authority
  C.P.
    09-07-06                            3.56        1,600,000        1,600,000
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 7
------------------------------------------------------------------------------

------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
------------------------------------------------------------------------------
ISSUE(b,c,d)                         EFFECTIVE      AMOUNT            VALUE(a)
                                       YIELD      PAYABLE AT
                                                   MATURITY
TENNESSEE (1.7%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2001 (Bank of America)
    07-01-31                            4.05%    $    200,000(e)  $    200,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
    01-01-33                            4.05        1,190,000(e)     1,190,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Loan Pool
  V.R.D.N. Series 2002 (Bank of America)
    04-01-32                            4.05          300,000(e)       300,000
Montgomery County Public Building Authority
  Revenue Bonds
  Tennessee County Loan Pool
  V.R.D.N. Series 2006 (Bank of America)
    02-01-36                            4.05          200,000(e)       200,000
                                                                  ------------
Total                                                                1,890,000
------------------------------------------------------------------------------

TEXAS (19.3%)
City of San Antonio
  Refunding Revenue Bonds
  Sub Lien
  V.R.D.N. Series 2003B
  (JPMorgan Chase Bank) MBIA
    05-15-33                            3.97        3,940,000(e)     3,940,000
Dallas Area Rap Transit
  C.P.
    08-15-06                            3.63        4,800,000        4,800,000
Harris County Health Facilities Development Corporation
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.N. Series 1999 (Bank One Texas)
    07-01-34                            4.03        2,000,000(e)     2,000,000
Harris County
  C.P.
    08-15-06                            3.46        2,950,000        2,950,000

------------------------------------------------------------------------------
MUNICIPAL NOTES (CONTINUED)
------------------------------------------------------------------------------
ISSUE(b,c,d)                         EFFECTIVE      AMOUNT            VALUE(a)
                                       YIELD      PAYABLE AT
                                                   MATURITY
TEXAS (CONT.)
Port of Port Arthur Navigation District
  Refunding Revenue Bonds
  Texaco Project
  V.R.D.N. Series 1994
    10-01-24                            4.04%    $  3,000,000(e)  $  3,000,000
State of Texas
  Unlimited General Obligation Bonds
  T.R.A.N.
  Series 2005
    08-31-06                            3.27        5,000,000        5,009,196
                                                                  ------------
Total                                                               21,699,196
------------------------------------------------------------------------------

UTAH (5.8%)
Emery County
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (Bank of Nova Scotia) AMBAC
    11-01-24                            4.03        1,500,000(e)     1,500,000
Intermountain Power Agency
  C.P.
    07-07-06                            3.55        5,000,000        5,000,000
                                                                  ------------
Total                                                                6,500,000
------------------------------------------------------------------------------

VIRGINIA (3.6%)
Chesapeake Hospital Authority
  Revenue Bonds
  Chesapeake General Hospital
  V.R.D.N. Series 2001A (SunTrust Bank)
    07-01-31                            3.99        4,000,000(e)     4,000,000
------------------------------------------------------------------------------

WISCONSIN (3.8%)
City of Milwaukee
  Revenue Bonds
  Milwaukee Public Museum
  V.R.D.N. Series 2000 (Bank One)
    04-01-35                            4.04        1,200,000(e)     1,200,000
Milwaukee Redevelopment Authority
  Revenue Bonds
  La Causa Project
  V.R.D.N. Series 2000 (US Bank)
    12-01-20                            4.00        3,030,000(e)     3,030,000
                                                                  ------------
Total                                                                4,230,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $111,181,523)(g)                                           $111,181,523
==============================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
8 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.    --   Alternative Minimum Tax
      B.A.N.    --   Bond Anticipation Note
      C.P.      --   Commercial Paper
      R.A.N.    --   Revenue Anticipation Note
      T.A.N.    --   Tax Anticipation Note
      T.R.A.N.  --   Tax & Revenue Anticipation Note
      V.R.      --   Variable Rate
      V.R.D.B.  --   Variable Rate Demand Bond
      V.R.D.N.  --   Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA       --   ACA Financial Guaranty Corporation
      AMBAC     --   Ambac Assurance Corporation
      BIG       --   Bond Investors Guarantee
      CGIC      --   Capital Guaranty Insurance Company
      FGIC      --   Financial Guaranty Insurance Company
      FHA       --   Federal Housing Authority
      FNMA      --   Federal National Mortgage Association
      FHLMC     --   Federal Home Loan Mortgage Corporation
      FSA       --   Financial Security Assurance
      GNMA      --   Government National Mortgage Association
      MBIA      --   MBIA Insurance Corporation
      XLCA      --   XL Capital Assurance

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2006.

(f) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.2% of net assets at June 30, 2006.

(g) Also represents the cost of securities for federal income tax purposes at June 30, 2006.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 9
------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource Tax-Exempt Money Market Fund

JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
    (identified cost $111,181,523)                                               $  111,181,523
Cash in bank on demand deposit                                                          199,146
Accrued interest receivable                                                             708,508
Receivable for investment securities sold                                               110,319
------------------------------------------------------------------------------------------------
Total assets                                                                        112,199,496
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Dividends payable to shareholders                                                        40,010
Accrued investment management services fee                                                1,014
Accrued distribution fee                                                                 20,175
Accrued transfer agency fee                                                                 360
Accrued administrative services fee                                                         184
Other accrued expenses                                                                   62,132
------------------------------------------------------------------------------------------------
Total liabilities                                                                       123,875
------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                               $  112,075,621
================================================================================================

------------------------------------------------------------------------------------------------
REPRESENTED BY
------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                         $    1,120,568
Additional paid-in capital                                                          110,931,086
Excess of distributions over net investment income                                      (12,037)
Accumulated net realized gain (loss) (Note 5)                                            36,004
------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock         $  112,075,621
================================================================================================
Shares outstanding                                                                  112,056,832
------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                           $         1.00
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------
10 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource Tax-Exempt Money Market Fund

SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Income:
Interest                                                                         $    1,888,088
------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                      196,093
Distribution fee                                                                         57,725
Transfer agency fee                                                                      67,478
Administrative services fees and expenses                                                36,194
Compensation of board members                                                             3,750
Custodian fees                                                                           11,250
Printing and postage                                                                     26,255
Registration fees                                                                        26,325
Audit fees                                                                               10,750
Other                                                                                     3,676
------------------------------------------------------------------------------------------------
Total expenses                                                                          439,496
    Earnings and bank fee credits on cash balances (Note 2)                             (15,901)
------------------------------------------------------------------------------------------------
Total net expenses                                                                      423,595
------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       1,464,493
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
------------------------------------------------------------------------------------------------
Reimbursement from affiliate (Note 2)                                                    58,788
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  $    1,523,281
================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 11
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource Tax-Exempt Money Market Fund

                                                                                 JUNE 30, 2006      DEC. 31, 2005
                                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                  $    1,464,493     $    1,973,753
Net realized gain (loss) on investments                                                  58,788             (4,286)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       1,523,281          1,969,467
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
    Net investment income                                                            (1,476,530)        (1,973,753)
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
-------------------------------------------------------------------------------------------------------------------
Proceeds from sales of shares                                                        86,925,940        180,483,680
Net asset value of shares issued in reinvestment of distributions                     1,400,594          1,903,903
Payments for redemptions of shares                                                  (96,095,755)      (190,462,086)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                    (7,769,221)        (8,074,503)
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              (7,722,470)        (8,078,789)
Net assets at beginning of period                                                   119,798,091        127,876,880
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                      $  112,075,621     $  119,798,091
===================================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------
12 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Tax-Exempt Money Market Fund

(Unaudited as to June 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Tax-Exempt Money Market Series, Inc. (formerly AXP Tax-Free Money Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. RiverSource Tax-Exempt Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in debt obligations.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.


------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 13
------------------------------------------------------------------------------

2. EXPENSES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's average daily net assets declined from 0.36% to 0.25% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial) a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from .06% to .03% annually as the Fund's assets increase. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has an agreement with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets.

During the six months ended June 30, 2006, the Fund's custodian and transfer agency fees were reduced by $15,901 as a result of earnings and bank fee credits from overnight cash balances.

In addition, the Fund received a one time reimbursement of $58,788 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. See "Financial highlights" for additional information.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $178,721,934 and $186,635,000, respectively, for the six months ended June 30, 2006. Realized gains and losses, if any, are determined on an identified cost basis.


------------------------------------------------------------------------------
14 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended June 30, 2006.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $22,784 at Dec. 31, 2005, that if not offset by capital gains will expire as follows:

               2008                   2010                    2013
------------------------------------------------------------------------------
               $166                  $18,331                 $4,287
------------------------------------------------------------------------------

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 15
------------------------------------------------------------------------------

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------
16 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

--------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
--------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Dec. 31,                                            2006(f)           2005       2004       2003       2002
Net asset value, beginning of period                                $   1.00          $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             .01               .02        .01         --        .01
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                                    (.01)             (.02)      (.01)        --       (.01)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   1.00          $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $    112          $    120   $    128   $    169   $    207
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                         .76%(c)           .74%       .73%       .71%       .59%
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average daily net assets       2.64%(c)          1.68%       .48%       .37%       .89%
--------------------------------------------------------------------------------------------------------------------------------
Total return                                                            1.29%(d),(e)      1.71%       .50%       .37%       .89%
--------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Not annualized.

(e) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.

(f)   Six months ended June 30, 2006 (Unaudited).


------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 17
------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                             BEGINNING        ENDING         EXPENSES
                                           ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                           JAN. 1, 2006    JUNE 30, 2006   THE PERIOD(a)   EXPENSE RATIO
--------------------------------------------------------------------------------------------------------
Actual(b)                                     $1,000         $1,012.90       $3.81(c)          .76%
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,021.14       $3.83(c)          .76%
--------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return of +1.29% for the six months ended June 30, 2006.

(c) On Feb. 15, 2006, shareholders approved a change to the Investment Management Services Agreement. If this change had been in place for the entire six-month period ended June 30, 2006, the actual and hypothetical expenses paid would have been $3.76 and $3.78, respectively.


------------------------------------------------------------------------------
18 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting www.riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT - 19
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                              AFFIRMATIVE        WITHHOLD
------------------------------------------------------------------------------
  Kathleen Blatz                             57,529,993.98     5,561,848.44
------------------------------------------------------------------------------
  Arne H. Carlson                            57,667,614.56     5,424,227.86
------------------------------------------------------------------------------
  Patricia M. Flynn                          57,655,332.16     5,436,510.26
------------------------------------------------------------------------------
  Anne P. Jones                              57,703,236.71     5,388,605.71
------------------------------------------------------------------------------
  Jeffrey Laikind                            57,779,405.62     5,312,436.80
------------------------------------------------------------------------------
  Stephen R. Lewis, Jr.                      57,702,626.31     5,389,216.11
------------------------------------------------------------------------------
  Catherine James Paglia                     57,689,811.25     5,402,031.17
------------------------------------------------------------------------------
  Vikki L. Pryor                             57,781,660.47     5,310,181.95
------------------------------------------------------------------------------
  Alan K. Simpson                            57,702,765.79     5,389,076.63
------------------------------------------------------------------------------
  Alison Taunton-Rigby                       57,610,660.58     5,481,181.84
------------------------------------------------------------------------------
  William F. Truscott                        57,736,439.00     5,355,403.42
------------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

       AFFIRMATIVE         AGAINST            ABSTAIN         BROKER NON-VOTES
------------------------------------------------------------------------------
      57,136,498.39      1,990,269.95       3,965,058.08           16.00
------------------------------------------------------------------------------


------------------------------------------------------------------------------
20 - RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

RIVERSOURCE (SM) TAX-EXEMPT MONEY MARKET FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

                         This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Funds are managed by RiverSource Investments, LLC and distributed by Ameriprise Financial Services, Inc., Member NASD. Both companies are part of Ameriprise
RIVERSOURCE [LOGO] (SM)  Financial, Inc.
      INVESTMENTS
                                                               S-6428 W (8/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 RiverSource Tax-Exempt Money Market Series, Inc.



By                       /s/ William F. Truscott
                             -------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         September 1, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By                       /s/ William F. Truscott
                             -------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         September 1, 2006


By                       /s/ Jeffrey P. Fox
                             -------------------
                             Jeffrey P. Fox
                             Treasurer and Principal Financial Officer

Date                         September 1, 2006